Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 44,436,697	$ 43,427,638	$ 50,450,949
Intangible assets, net and goodwill	$ 38,927,089	$ 40,389,842
TelevisaUnivision
Investments in associates and joint ventures
Ownership interest in associate	43.00%	43.70%
Investments in associates and joint ventures	$ 43,220,986	$ 42,326,344
Intangible assets, net and goodwill	7,624,454	6,186,231
Other
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 63,658	$ 50,277
GTAC
Investments in associates and joint ventures
Ownership interest in joint venture	33.30%	33.30%
Investments in associates and joint ventures	$ 952,721	$ 844,728
PDS
Investments in associates and joint ventures
Ownership interest in joint venture	50.00%	50.00%
Investments in associates and joint ventures	$ 199,332	$ 206,289
Intangible assets, net and goodwill	$ 113,837	$ 113,837